Employee Benefit Plans (Restricted Stock Awards Activity) (Details) (Restricted Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	42,500	29,500
Average grant date fair value	$ 7.12	$ 6.07